Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue								$ 0	$ 0
Operating expenses
Research and development	$ 11,558,000		$ 10,969,000		$ 40,048,000	$ 20,828,000		46,255,000	21,042,000
General and administrative	9,180,000		1,748,000		47,152,000	3,492,000		8,855,000	5,982,000
Operating and formation costs	20,738,000		12,717,000		87,200,000	24,320,000		55,110,000	27,024,000
Loss from operations	(20,738,000)		(12,717,000)		(87,200,000)	(24,320,000)		(55,110,000)	(27,024,000)
Interest expense	(170,000)		0		(184,000)	0
Other income:
Interest income	0		2,000		0	2,000		2,000	43,000
Net loss before income taxes	(20,908,000)		(12,715,000)		(87,384,000)	(24,318,000)		(55,108,000)	(26,981,000)
Income tax expense (benefit)	1,223,000		10,000		2,233,000	16,000		38,000	(232,000)
Net loss	(22,131,000)		(12,725,000)		(89,617,000)	(24,334,000)		(55,146,000)	(26,749,000)
Social Capital Suvretta Holdings Corp. III [Member]
Operating expenses
Operating and formation costs	2,607,609		143	$ 5,325	6,613,810		$ 2,332,953
Loss from operations	(2,607,609)		(143)	(5,325)	(6,613,810)		(2,332,953)
Other income:
Interest earned on marketable securities held in Trust Account	337,595		0	0	362,771		8,324
Other income, net		$ 337,595	0	0	362,771
Net loss	(2,270,014)	$ (3,981,025)	(143)	$ (5,325)	(6,251,039)		(2,324,629)
Capital Unit, Class A [Member]
Other income:
Net loss	$ (22,131)		$ (12,725)		$ (89,617)	$ (24,334)		$ (55,146)	$ (26,749)
Earnings Per Share
Weighted Average Shares Outstanding, Basic	186,500,000		140,109,890		186,500,000	131,160,221		150,706,849	104,986,301
Weighted Average Shares Outstanding, Diluted	186,500,000		140,109,890		186,500,000	131,160,221		150,706,849	104,986,301
Net loss per ordinary share , Basic	$ (0.12)		$ (0.09)		$ (0.48)	$ (0.19)		$ (0.37)	$ (0.25)
Net loss per ordinary share , Diluted	$ (0.12)		$ (0.09)		$ (0.48)	$ (0.19)		$ (0.37)	$ (0.25)
Common Class A [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Other income:
Net loss	$ (1,825,123)		$ 0		$ (5,025,922)		$ (1,675,346)
Earnings Per Share
Weighted Average Shares Outstanding, Basic	25,640,000		0	0	25,640,000		15,101,877
Weighted Average Shares Outstanding, Diluted	25,640,000		0	0	25,640,000		15,101,877
Net loss per ordinary share , Basic	$ (0.07)		$ 0	$ 0	$ (0.2)		$ (0.11)
Net loss per ordinary share , Diluted	$ (0.07)		$ 0	$ 0	$ (0.2)		$ (0.11)
Common Class B [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Other income:
Net loss	$ (444,891)		$ (143)		$ (1,225,117)		$ (649,283)
Earnings Per Share
Weighted Average Shares Outstanding, Basic	6,250,000		5,500,000	5,500,000	6,250,000		5,852,751
Weighted Average Shares Outstanding, Diluted	6,250,000		5,500,000	5,500,000	6,250,000		5,852,751
Net loss per ordinary share , Basic	$ (0.07)		$ 0	$ 0	$ (0.2)		$ (0.11)
Net loss per ordinary share , Diluted	$ (0.07)		$ 0	$ 0	$ (0.2)		$ (0.11)